INCOME TAX CREDIT/(EXPENSE) (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Remaining tax losses carried forward	$ 25,275,328	$ 24,691,039	$ 24,850,918
Total unused tax losses	25,275,328	24,691,039	24,850,918
[custom:UnrecognizedTaxLossesWithBenefit-0]	25,275,328	24,691,039	24,850,918
Unrecognized temporary differences associated with the Group's investments in subsidiaries
UNITED STATES
IfrsStatementLineItems [Line Items]
Remaining tax losses carried forward	$ 5,950,299	5,665,976	6,123,340
Corporate income tax rate description	The Tax Cuts and Jobs Act (TCJA) enacted by Congress in the U.S. on December 22, 2017 cut the top corporate income tax rate from 35% to 21%. For tax years beginning after December 31, 2017, the graduated corporate tax rate structure is eliminated and corporate taxable income will be taxed at 21% flat rate.
Expiration period limitation on carry forward net operating losses	20 years
Subsidiaries United States [Member]
IfrsStatementLineItems [Line Items]
Remaining tax losses carried forward	$ 5,950,299	5,665,976	6,123,340
Subsidiaries Australia [Member]
IfrsStatementLineItems [Line Items]
Remaining tax losses carried forward	19,020,914	19,025,063	18,727,578
Subsidiaries Malta [Member]
IfrsStatementLineItems [Line Items]
Remaining tax losses carried forward	$ 304,115